Fair Value Measurements (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 14, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Bifurcated embedded derivative liabilities		$ 0	$ 0
Face value of the convertible notes	$ 3,500,000
Conversion upon simple agreements for future equity		0	0
Simple Agreements For Future Equity [Member]
Class of Warrant or Right [Line Items]
Discount price				15.00%
Face value of the convertible notes				$ 3,836,000
Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) of changes in the fair value		$ 578,000	$ 34,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		230,000	230,000
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ 115,000	$ 345,000	$ 1,807,000
Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities		$ 562,000